Financing for major subsidiaries (Details) $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions			1 Months Ended		5 Months Ended	12 Months Ended
	Apr. 01, 2022 HKD ($)	Apr. 01, 2022 USD ($)	May 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 $ / shares	Aug. 31, 2020 CNY (¥)	May 31, 2019 CNY (¥)
Common Stock [Member]
Issuance of ordinary shares (in shares) | shares						2,164,236	1,914,998	155,850,684
JD Health | IPO
Sale of stock net consideration received on the transaction				¥ 25,700
JD Health | IPO | Common Stock [Member]
Issuance of ordinary shares (in shares) | shares				439,185,000
Sale of stock issue price per share | $ / shares												$ 70.58
JD Logistics [Member]
Ownership percentage, on a fully-diluted (as a percentage)						63.56%
Issuance non controlling interest						¥ 2,221
Additional Paid in Capital, Preferred Stock						295
JD Logistics [Member] | IPO
Issuance non controlling interest							¥ 6,100
Additional Paid in Capital, Preferred Stock							16,800
Sale of stock net consideration received on the transaction					¥ 22,900
JD Logistics [Member] | IPO | Common Stock [Member]
Issuance of ordinary shares (in shares) | shares			700,534,900
Sale of stock issue price per share | $ / shares			$ 40.36
JD Logistics [Member] | JDL Placement [Member]
Sale of stock net consideration received on the transaction | $	$ 3,102
JD Logistics [Member] | JD Subscription [Member]
Sale of stock net consideration received on the transaction | $		$ 692
Series A Preferred Shares | JD Health
Total amount received by issuance of the non-redeemable preferred preference shares													¥ 6,500	¥ 6,500
Issuance non controlling interest				¥ 11,800				¥ 11,800
Additional Paid in Capital, Preferred Stock				26,700				26,700
Series A Preferred Shares | JD Industry [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $											$ 335
Series A Preferred Shares | JD Property [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $										$ 703
Issuance non controlling interest							3,100
Additional Paid in Capital, Preferred Stock							¥ 1,300
Series B Preferred Shares | JD Health
Total amount received by issuance of the non-redeemable preferred preference shares													¥ 6,300	¥ 6,300
Series B Preferred Shares | JD Property [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $									$ 803
Issuance non controlling interest						3,900
Additional Paid in Capital, Preferred Stock						¥ 1,400
Series A1Preferred Stock | JD Industry [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $											$ 335
Issuance non controlling interest				510				510
Additional Paid in Capital, Preferred Stock				¥ 1,792				¥ 1,792